CAPITAL STRUCTURE (Details - Option activity) - Stock Options [Member] - USD ($)	2 Months Ended	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Options outstanding, shares	1,457,500	1,457,500	0
Weighted average exercise price, outstanding	$ 2.18	$ 2.18	$ 0
Options granted, shares		1,457,500
Weighted average exercise price, options granted		$ 2.18
Weighted average contractual life, options granted	8 years 6 months 10 days
Options forfeited, shares		0
Weighted average exercise price, options forfeited		$ 0
Options exercised, shares		0
Weighted average exercise price, options exercised		$ 0
Weighted average contractual life, options outstanding	8 years 6 months 10 days
Intrinsic value, options outstanding	$ 0	$ 0